Intangible assets (Details 8) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Intangible Assets
Current liabilities	R$ 120,776	R$ 287,109
Noncurrent liabilities	6,151	137,441
Total liabilities	R$ 126,927	R$ 424,550